Related Parties (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 23, 2025	Jan. 31, 2024	Jul. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Oct. 22, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Notes Payable					$ 6,524,000
Long term debt				300,000	16,665,000
Company repurchased shares		438,903
Company repurchased value		$ 2,902,700
Repurchase consideration amounting						$ 14,000,000.0
Shares of common stock				707,000
Aggregate principal amount				1,048,000	$ 1,000,000
Reclassification from convertible note payable				$ 300,000
Common stock. par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Purchase price per share	$ 1.70
2023 Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Company repurchased shares		667,000
Shares issued price per share		$ 4.352
Company repurchased value		$ 2,902,700
Repayment		902,700
Repurchase consideration amounting		2,000,000.0
2024 Related Party Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount					$ 700,000.0
Business Oxygen Private Limited Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related Party Transaction, Purchases from Related Party			$ 964,200
Arrangement fee percentage			1.50%
Arrangement fee			$ 13,700
Annual monitoring fees					$ 5,000.0
January 2024 Related Party Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock		$ 3,600,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	588,235
Common stock. par value	$ 0.0001
Purchase price per share	$ 1.70
Proceeds from private placement	$ 1,000,000